SHARE-BASED COMPENSATION - Stock Option Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Options Outstanding, Number Outstanding (in shares) | shares	3,574,453
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 years 1 month 28 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 3.32
Options Exercisable, Number Exercisable (in shares) | shares	1,366,028
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2.01
$1.93 - $3.59
Range of Exercise Prices Lower Range Limit (in dollars per share)	1.93
Range of Exercise Prices Upper Range Limit (in dollars per share)	$ 3.59
Options Outstanding, Number Outstanding (in shares) | shares	2,581,453
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 3 months 7 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.04
Options Exercisable, Number Exercisable (in shares) | shares	1,356,028
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.98
$5.20 - $7.80
Range of Exercise Prices Lower Range Limit (in dollars per share)	5.2
Range of Exercise Prices Upper Range Limit (in dollars per share)	$ 7.8
Options Outstanding, Number Outstanding (in shares) | shares	990,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 6 months
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 6.53
Options Exercisable, Number Exercisable (in shares) | shares	10,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 5.2
$42.70
Range of Exercise Prices Lower Range Limit (in dollars per share)	$ 42.7
Options Outstanding, Number Outstanding (in shares) | shares	3,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 3 months
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 42.7